UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois       8/5/05
--------------------------   ------------------     --------
        (Signature)             (City/State)         (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name
-----------------        ----------------------
028-01190                Frank Russell Company


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:  $ 10,099,136
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                                      FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL CORPORATION
                                                               FORM 13F
                                                               30-Jun-05
                                                                                                               Voting Authority
                                                                                                               ----------------
                                 Title of                Value       Shares/     Sh/ Put/  Invstmt  Other
Name of Issuer                     class        CUSIP    (x$1000)    Prn Amt     Prn Call  Dscretn  Mgrs  Sole      Shared None
-------------------               -------     ---------  ----------  ----------  --- ----  -------  ----- --------  ------ --------
Agilent Technologies Inc.           COM       00846U101      72,853   3,164,750  SH         Sole           2,862,150        302,600
Altria Group Inc.                   COM       02209S103     289,933   4,483,961  SH         Sole           4,165,661        318,300
Archer Daniels Midland Co.          COM       039483102     179,191   8,381,221  SH         Sole           7,654,421        726,800
BASF AG                        SPONSORED ADR  055262505     240,002   3,636,400  SH         Sole           3,326,750        309,650
BP Plc                         SPONSORED ADR  055622104      17,887     286,750  SH         Sole             277,800          8,950
Bank of America Corp.               COM       060505104     501,917  11,004,533  SH         Sole          10,058,883        945,650
Baxter International Inc.           COM       071813109      55,348   1,491,859  SH         Sole           1,349,559        142,300
Beckman Coulter Inc.                COM       075811109     109,653   1,724,925  SH         Sole           1,562,075        162,850
BellSouth Corp.                     COM       079860102     326,394  12,284,305  SH         Sole          11,144,105      1,140,200
CSX Corp.                           COM       126408103     133,731   3,134,800  SH         Sole           2,889,300        245,500
Cadbury Schweppes                   ADR       127209302     231,375   6,036,400  SH         Sole           5,547,350        489,050
Canadian Pacific Railway Ltd.       COM       13645T100     102,997   2,984,550  SH         Sole           2,690,900        293,650
Cendant Corp.                       COM       151313103     288,949  12,916,813  SH         Sole          11,800,363      1,116,450
Citigroup Inc.                      COM       172967101     472,425  10,219,017  SH         Sole           9,317,082        901,935
Comcast Corp.                      CL A       20030N101     279,197   9,094,371  SH         Sole           8,318,338        776,033
ConocoPhillips                      COM       20825C104     272,946   4,747,704  SH         Sole           4,335,186        412,518
Deere & Co.                         COM       244199105     283,340   4,326,468  SH         Sole           3,955,818        370,650
E.ON AG                        SPONSORED ADR  268780103      10,954     369,950  SH         Sole             369,950
ENI SPA                        SPONSORED ADR  26874R108      11,019      85,950  SH         Sole              85,950
Entergy Corp.                       COM       29364G103     182,984   2,422,019  SH         Sole           2,209,669        212,350
Exxon Mobil Corporation             COM       30231G102     238,097   4,142,984  SH         Sole           3,752,634        390,350
Freddie Mac                         COM       313400301     136,094   2,086,375  SH         Sole           1,891,925        194,450
Freeport-McMoran Copper            CL B       35671D857      93,409   2,494,891  SH         Sole           2,261,091        233,800
Goldman Sachs Group Inc.            COM       38141G104     283,894   2,782,733  SH         Sole           2,545,583        237,150
Halliburton Co.                     COM       406216101     304,554   6,368,763  SH         Sole           5,813,663        555,100
Hewlett-Packard Co.                 COM       428236103     193,976   8,250,800  SH         Sole           7,524,350        726,450
ING Group N V                  SPONSORED ADR  456837103      12,460     444,200  SH         Sole             444,200
JPMorgan Chase & Co.                COM       46625H100     235,654   6,671,965  SH         Sole           6,052,365        619,600
Lowes Cos Inc.                      COM       548661107     170,941   2,936,115  SH         Sole           2,662,165        273,950
MBNA Corp.                          COM       55262L100     186,122   7,114,750  SH         Sole           6,435,750        679,000
Marathon Oil Corp.                  COM       565849106     262,278   4,914,339  SH         Sole           4,469,562        444,777
McDonald's Corp.                    COM       580135101     290,059  10,452,568  SH         Sole           9,550,168        902,400
MedImmune Inc.                      COM       584699102     128,499   4,809,100  SH         Sole           4,358,800        450,300
Microsoft Corp.                     COM       594918104     313,065  12,603,258  SH         Sole          11,533,258      1,070,000
Motorola Inc.                       COM       620076109      89,106   4,879,850  SH         Sole           4,416,300        463,550
National Oilwell Varco Inc.         COM       637071101      62,655   1,317,950  SH         Sole           1,193,750        124,200
News Corp Inc                      CL A       65248E104     132,554   8,192,450  SH         Sole           7,420,650        771,800
Norfolk Southern Corp.              COM       655844108     188,297   6,081,950  SH         Sole           5,572,150        509,800
Novartis AG                    SPONSORED ADR  66987V109     268,439   5,658,500  SH         Sole           5,192,650        465,850
Occidental Petroleum                COM       674599105     294,661   3,830,247  SH         Sole           3,502,797        327,450
Pepsico Inc.                        COM       713448108     243,429   4,513,787  SH         Sole           4,079,767        434,020
Philips Electronics N V        NY REG SH NEW  500472303      11,635     461,876  SH         Sole             461,876
R R Donnelley & Sons Co.            COM       257867101     124,807   3,616,546  SH         Sole           3,313,426        303,120
SK Telecom Co Ltd.             SPONSORED ADR  78440P108       7,118     348,900  SH         Sole             348,900
Saks Incorporated                   COM       79377W108      68,760   3,624,650  SH         Sole           3,317,750        306,900
Sanofi-Aventis                 SPONSORED ADR  80105N105     285,953   6,976,166  SH         Sole           6,408,468        567,698
Siemens AG                     SPONSORED ADR  826197501       9,049     124,550  SH         Sole             124,550
Sprint Corp.                      COM FON     852061100     259,902  10,358,800  SH         Sole           9,467,450        891,350
St Paul Travelers Cos Inc.          COM       792860108     314,320   7,951,417  SH         Sole           7,236,470        714,947
Staples Inc.                        COM       855030102      88,818   4,165,953  SH         Sole           3,772,553        393,400
Total S.A.                     SPONSORED ADR  89151E109      13,812     118,200  SH         Sole             118,200
Tyco International Ltd.             COM       902124106     290,951   9,964,079  SH         Sole           9,108,779        855,300
UBS AG                           NAMEN AKT    H8920M855       8,871     113,950  SH         Sole             113,950
Vivendi Universal              SPON ADR NEW   92851S204      11,536     368,200  SH         Sole             368,200
Waste Management Inc.               COM       94106L109     147,028   5,187,999  SH         Sole           4,706,949        481,050
Wells Fargo and Co.                 COM       949746101     265,238   4,307,216  SH         Sole           3,908,166        399,050

REPORT SUMMARY                            56             10,099,136